Income tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
At January 1st	$ 138	$ 19	$ 429
Tax expense (income) during the year recognized in Profit or Loss	139	121	398
Tax expense during the year recognised in OCI	0	0	(809)
Effect of foreign exchange	(19)	(2)	1
At December 31st	$ 258	$ 138	$ 19